Contract Assets and Contract Liabilities (Details) - Schedule of Contract Assets and Contract Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Contract Assets and Contract Liabilities [Abstract]
Costs incurred on uncompleted contracts	$ 17,242,167	$ 13,730,177	$ 4,272,425	$ 4,572,581
Provision for loss on uncompleted contracts			2,238,578
Estimated earnings (losses) to date on uncompleted contracts	103,251	(2,160,085)	(3,156,377)	872,302
Gross contract assets		11,570,092	3,354,626	5,444,883
Less: billings to date	$ (18,638,029)	(11,970,979)	(4,750,289)	(5,916,487)
Net contract liabilities on uncompleted contracts		$ (400,887)	$ (1,395,663)	$ (471,604)